Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Principles of consolidation
a.	Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and the Subsidiary. All intercompany transactions have been eliminated in consolidation.

Use of estimates
b.	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as to disclose contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. On an ongoing basis, management evaluates its estimates, judgments and assumptions. Management bases its estimates, judgments and assumptions on historical experience and on various other factors that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Foreign currency
c.	Foreign currency

The currency of the primary economic environment in which the operations of the Company are conducted is the U.S. dollar (“USD”). The Company’s funding and revenues are mostly in USD. Thus, the functional currency of the Company is the USD.

Transactions and balances originally denominated in USD are presented at their original amounts. Balances in non-USD currencies are translated into USD using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-USD transactions and other items (stated below) reflected in the statements of operations, the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation etc.) – historical exchange rates. Currency transaction gains or losses are recorded to finance income or expenses, as appropriate.

Inventories
d.	Inventories:

Inventories are composed of parts of the Company’s products as well as completed products and are stated at the lower of cost or net realizable value. Inventory cost is determined on FIFO basis. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The cost of inventories comprises all costs of purchase, and other costs incurred in bringing the inventories to their present location and condition.

Property and equipment
e.	Property and equipment

Property and equipment are stated at cost. Depreciation is computed based on the straight-line method, over the estimated useful life of the assets.

%
Annual rates of depreciation are as follows:
Furniture and leasehold improvements	7-15
Computers and software	33
Electronic equipment	15
Machines and molds	7-50

Leases
f.	Leases

On January 1, 2022, the Company began to implement ASU 2016-02, Leases (Topic 842) (“ASU 2016-02”) using the modified retrospective approach for all lease arrangements as of such date. The Company leases office space and vehicles under operating leases.

Arrangements meeting the definition of a lease are classified as operating or financing leases and are recorded on the balance sheet as both a right-of-use asset and lease liability, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate. Lease liabilities are increased by interest and reduced by payments each period, and the right-of-use asset is amortized over the lease term.

The lease liability was measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate. The weighted-average rate applied was 8%. Right-of-use assets were measured at an amount equal to the lease liability.

The Company has the option to extend some of its lease agreements. In measuring the lease liability and the right-of-use asset, the Company took some of those options into account since management believes that those options are reasonably certain to be exercised.

For operating leases, interest on the lease liability and the amortization of the right-of-use asset result in straight-line rent expense over the lease term. Variable lease expenses are recorded when incurred.

Leases with a lease term of 12 months or less at inception are not recorded within the Consolidated Balance Sheets and are expensed on a straight-line basis over the lease term in the Consolidated Statements of Operations and Comprehensive Loss.

Revenue recognition
g.	Revenue recognition

Revenue is recognized when (or as) control of the promised goods or services is transferred to the customer, and in an amount that reflects the consideration the Company is contractually due in exchange for those services or goods. The Company follows five steps to record revenue: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies its performance obligations.

The Company generates revenues from the sales of B2C “Mudra Band”, sales of B2B “Mudra development kits” and sales of pilot transactions.

The “Mudra Band”, is an aftermarket accessory band for the Apple Watch which allows touchless operation and control of the watch and iPhone by using an app which is considered combined with the band as one performance obligation. Revenue derived from the sale of “Mudra Band” is recognized at a point of time when control transfers to the customer. The Company believes that the delivery date is the most appropriate point in time indicating control has been transferred to the customer.

The Company allows return and refund of Mudra Band within 30 days of having the Mudra Band delivered. The Company records an appropriate provision for such refunds.

Revenue derived from freight charges is considered as a separate performance obligation recognized when the related product revenue is recognized.

A pilot transaction has multiple performance obligations, and it generally takes a few months but less than one year. Each Mudra development kit sale also has multiple performance obligations.

The payment terms of the Mudra development kit sales are upon delivery of the Hardware, while the payment terms of the pilot transactions are within the pilot period.

In those transactions, each obligation- Hardware and API (for Mudra development kit) and tailor-made software application and technical support (for a pilot transaction) - is distinct and separately identifiable.

The amount allocated to the delivered items is recognized upon delivery, the amount allocated to API is recognized over the API period and the amount allocated to technical support is recognized over the service period (a pilot period).

Cost of revenues
h.	Cost of revenues
Costs are expensed as incurred. The primary components of the cost of revenues include the cost of the product and outbound freight charges.
Research and development
i.	Research and development
Research and development expenses consist primarily of payroll, payroll related expenses, subcontractors, and materials. Costs are expensed as incurred.
Governmental grants
j.	Governmental grants

The Company receives royalty-bearing grants from the Israeli government for approved research and development projects and marketing efforts. These grants are recognized at the time the Company is entitled to such grants based on the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development or sales and marketing expenses, respectively.

Finance income and expenses
k.	Finance income and expenses

Finance income is composed of interest on deposits and unrealized gain from foreign currency derivative activities, while finance expenses are composed of interest on senior secured credit facility, bank charges and net currency exchange rates differences.

Income taxes
l.	Income taxes

The Company accounts for income taxes in accordance with Accounting Standards Codification (“ASC”) 740, “Income Taxes” (“ASC 740”). Deferred taxes are determined utilizing the assets and liabilities method, which is based on the estimated future tax effects of the differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws. Deferred tax balances are computed using the tax rates expected to be in effect when those differences reverse. A valuation allowance in respect of deferred tax assets is provided if, based upon the weight of available evidence, it is more likely than not that some or all the deferred tax assets will not be realized. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that, based on available evidence, are not expected to be realized.

The Company applies ASC 740, which clarifies the accounting and reporting for uncertainties with respect to income taxes. ASC 740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation, and disclosure of uncertain tax positions taken or expected to be taken in income tax returns.

Share based compensation
m.	Share-based compensation

Share-based compensation expenses related to employees’ and consultants’ options are measured at the grant date based on the fair value of the award and are generally expensed over the requisite service period (generally the vesting period). The Company recognizes compensation expense on a straight-line basis from the beginning of the service period. For awards with graded-vesting features, each vesting tranche is separately expensed over the related vesting period. The Company estimates the fair value of each stock option grant using the Black-Scholes option pricing model, which requires management to make certain assumptions of future expectations based on historical and current data include the expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate.

Warrants and pre-funded warrants
m.	Warrants and pre-funded warrants

The warrants’ mechanism does not create any obligation to transfer cash to the investors. Warrants are exercised for a fixed amount of ordinary shares upon exercise. Therefore, the Company accounts for the warrants as equity-classified instruments (as part of additional paid in capital), based on an assessment of the applicable U.S. GAAP authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability or whether the warrants meet all of the requirements for equity classification, including whether the warrants are indexed to the Company’s own shares, among other conditions for equity classification.

Severance
o.	Severance

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company’s pension and severance pay liabilities are covered mainly by insurance policies. Pursuant to section 14 of the Israeli Severance Compensation Act, 1963 (“section 14”), the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments in accordance with section 14 relieve the Company from any future severance payments in respect of those employees and, as such, the Company may only utilize the insurance policies for the purpose of paying severance pay.

Basic and diluted loss per share
p.	Basic and diluted loss per share

Basic and diluted loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of ordinary shares and pre-funded warrants outstanding during the financial year, adjusted for ordinary shares and pre-funded warrants issued during the year, if applicable.

Fair Value Measurements
q.	Fair Value Measurements

The Company measures and discloses fair value in accordance with the Financial Accounting Standards Board (“FASB”), ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 defines fair value, establishes a framework and gives guidance regarding the methods used for measuring fair value, and expands disclosures about fair value measurements. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, there exists a three-tier fair-value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – unadjusted quoted prices are available in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date.

Level 2 – pricing inputs are other than quoted prices in active markets that are directly observable for the asset or liability or indirectly observable through corroboration with observable market data.

Level 3 – pricing inputs are unobservable for the non-financial asset or liability and only used when there is little, if any, market activity for the non-financial asset or liability at the measurement date. The inputs into the determination of fair value require significant management judgment or estimation. Level 3 inputs are considered as the lowest priority within the fair value hierarchy.

This hierarchy requires the Company to use observable market data, when available, and to minimize the use of unobservable inputs when determining fair value.

The fair value of cash is based on its demand value, which is equal to its carrying value. Additionally, the carrying value of all other short-term monetary assets and liabilities are estimated to be equal to their fair value due to the short-term nature of these instruments.

Concentration of Credit Risk
r.	Concentration of Credit Risk

The Company maintains certain cash balances in a well-known Israeli banks and U.S.-based bank.

The Company’s labor expenses are denominated mainly in NIS, and therefore, subject to foreign currency risk. During the years ended December 31, 2024 and 2023, the Company partially hedged its foreign currency exchange risk.

Our derivative instruments primarily include foreign currency forward agreements related to the NIS and associated with certain payroll payments. Our foreign currency forward agreements related to foreign currency balance sheet exposure provide economic hedges but are not designated as hedges for accounting purposes. Changes in the value of the derivative, along with the transaction gain or loss on the hedged item, are recorded within our consolidated statements of loss.

Cash and cash equivalents
s.	Cash and cash equivalents:
Cash equivalents are highly liquid investments that are readily convertible into cash, with an original maturity of three months or less.
Segment Information
t.	Segment Information

The Company has a single operating and reportable segment. The Company’s chief operating decision maker, who is the Company’s Chief Executive Officer, evaluates the performance of its business based on financial data consistent with the presentation in the accompanying consolidated financial statements for the purposes of making operating decisions, assessing financial performance, and allocating resources.

Accounting Standards Adopted in 2024
u.	Accounting Standards Adopted in 2024

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). This ASU expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. All disclosure requirements under ASU 2023-07 are also required for public entities with a single reportable segment. The ASU’s amendments are effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. After evaluating the impact of this pronouncement on the Company’s financial statements, the Company found that there is no impact on its financial statements.

ACCOUNTING STANDARDS ISSUED AND NOT YET ADOPTED IN 2024
v.	ACCOUNTING STANDARDS ISSUED AND NOT YET ADOPTED IN 2024

In November 2024, the FASB issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires the disaggregation of certain expense captions into specified categories in disclosures within the notes to the consolidated financial statements to provide enhanced transparency into the expense captions presented on the face of the statement of income and comprehensive income. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, with early adoption permitted, and may be applied either prospectively or retrospectively to financial statements issued for reporting periods after the effective date of ASU 2024-03 or retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its related disclosures.

In November 2024, the FASB issued ASU 2024-04, Induced Conversions of Convertible Debt Instruments (“ASU 2024-04”). This new guidance is intended to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible. ASU 2024-04 is effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The Company does not plan to early adopt this standard. The Company is currently evaluating the effect of adoption of this standard to its consolidated financial statements and disclosures.